Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash			¥ 0	¥ 0
Bargain Purchase Gain			0	4,365
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 3,476	¥ 2,361	6,473	7,681
ORIX USA
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	3,397	2,040	6,305	2,426
Asia and Australia
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net		126		4,936
Wind Power Generation Subsidiaries [Member]
Business Acquisition [Line Items]
Bargain Purchase Gain				4,365
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 3,476	¥ 2,361	¥ 6,473	¥ 7,681